STATEMENT OF CASH FLOWS (USD $)	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Cash Flows From Operating Activities
Net (loss)	$ (8,883,166)	$ (10,777,139)
Adjustments to reconcile net (loss) to net cashflows from operating activities:
Depreciation	191,980	121,912
Amortization	748,106	458,987
Debt discount accretion	0	685,000
Loss on disposal of assets	144,114	682
Share based compensation	340,819	4,912,686
Change in fair value of warrant (derivative liabilities)	(327,919)	(439,589)
Changes in operating assets and liabilities
Accounts receivable and accrued interest	(450,544)	18,424
Inventory	0	(20,697)
Loss on disposal of assets	(29,085)	(8,001)
Accrued interest payable	0	280,992
Accounts payable and accrued expenses	78,298	297,673
Net cash flows from operating activities	(8,187,397)	(4,469,070)
Cash Flows From Investing Activities
Purchases of property, equipment and intangibles	(1,079,656)	(2,077,500)
Reserve pending FDA product clearance	0	(7,870,000)
Restricted cash-Interest Reserve	2,234,268	(4,500,000)
Prepaid Royalties		(100,000)
Net cash flows from investing activities	1,154,612	(14,547,500)
Cash Flows From Financing Activities
Technology transfer payments	0	(250,000)
Repayments on bank borrowings	0	(4,107,977)
Proceeds from notes payable to and advances from shareholders	0	2,800,000
Payments on notes payable to and advances from shareholders	0	(2,800,000)
Senior Note funds released from escrow	0	25,000,000
Senior Note funds released from escrow	7,870,000	0
Repurchases of common shares	(572,617)	(228,264)
Cash Flows From Financing Activities	7,297,383	20,413,759
Net increase / (decrease) in cash	264,598	1,397,189
Cash at the beginning of the period	8,315,644	4,072,443
Cash at the end of the period	8,580,242	5,469,632
Supplemental Disclosures of Cash Flow Information:
Cash paid for interest	3,150,000	196,409
Non-Cash Activity
Non-cash portion of derivative liabilities associated with warrants	$ 327,919	$ 221,490